OTHER LIABILITIES (Details Textual) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Liabilities Explanatory [Line Items]
Gain on derivatives first day valuation	$ 55,573	$ 39,706
Balances related to insurance operations	67,136	54,967
Balances held by court order	62,861	50,152
Bank overdrafts	5,161	9,012
Current accrued expenses and other current liabilities	7,214	$ 10,116
Balance Related To Foreign Currency Transactions	$ 459,966